Deferred tax, Type of Temporary Difference (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	$ 2,484,860	$ 22,487
Credits	215,740	23,580
Other	49,578	23,859
Total	2,750,178	69,926
Expiration: 2019 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	35,233	1,107
Credits	2,174	2,131
Other	1,859	0
Total	39,266	3,238
Expiration: 2020 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	66,078	635
Credits	4,420	2,147
Other	1	0
Total	70,499	2,782
Expiration: 2021 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	99,168	972
Credits	3,959	1,909
Other	0	0
Total	103,127	2,881
Expiration: 2022 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	37,529	0
Credits	2,360	2,138
Other	0	0
Total	39,889	2,138
Expiration: 2023 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	33,574	0
Credits	1,267	1,334
Other	0	0
Total	34,841	1,334
Thereafter [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	2,117,700	0
Credits	5,210	5,583
Other	0	0
Total	2,122,910	5,583
No Expiry [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	95,578	19,773
Credits	196,350	8,338
Other	47,718	23,859
Total	$ 339,646	$ 51,970